Revenues (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about revenues [Table Text Block]
	2017	2016
	$	$

Royalty interests	74,041	62,677
Stream interests	19,751	-
Offtake interests	119,424	-
	213,216	62,677